THE ALGER INSTITUTIONAL FUNDS

                     SUPPLEMENT DATED AUGUST 29, 2007 TO THE
                         PROSPECTUS DATED MARCH 1, 2007
                             AS SUPPLEMENTED TO DATE

          The following replaces the entry for the Alger LargeCap Growth Institutional Fund in the chart under the heading "Portfolio Managers" on page 14 of the Prospectus:

Fund                         Portfolio Manager(s)      Since
---------------------------------------------------------------------
LargeCap Growth Fund         Dan C. Chung              September 2001
                             Andrew Silverberg         January 2007


















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